Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
| KraneShares FTSE Emerging Markets Plus ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares FTSE Emerging Markets Plus ETF
Supplement [Text Block]	ck0001547576_SupplementTextBlock

KRANESHARES TRUST
(“Trust”)

KraneShares FTSE Emerging Markets Plus ETF (the “Fund”)

Supplement dated December 7, 2016
to the currently effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) and the Statement of Additional Information listed above and should be read in conjunction with the Prospectuses and Statement of Additional Information.

The following updates the Prospectuses and Statement of Additional Information for the Fund:

The staff of BATS BZX Exchange Inc. (“Staff”) has advised the Fund that the shares of the Fund do not meet the BATS BZX Exchange Inc.’s (“BATS”) Rule 14.11(c)(9)(B)(i)(a) related to the continued listing standards for the number of record or beneficial holders of fund shares. Based hereon, the Staff has issued a delisting determination, indicating that BATS will suspend the Fund from trading on January 13, 2017 and take the necessary steps to delist the Fund, unless the Fund requests a review by a hearing panel. The Fund intends to request such a review and Krane Funds Advisors, LLC, the Fund’s investment adviser, intends to promote the sales of the Fund to increase the number of record or beneficial holders of Fund shares to avoid delisting.

Should the Fund not meet the BATS continued listing standards or should BATS determine to delist the Fund, the Fund would be liquidated and would attempt to provide shareholders with advance notice of any liquidation. During such a notice period, shareholders would be able to sell their holdings on the secondary market and may incur typical transaction fees from their broker-dealer. Shareholders who do not sell their shares during the notice period would receive, in the Fund’s liquidation, cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts.

The following changes apply to the Prospectuses and Statement of Additional Information for the Fund:

•

In the “Principal Investment Strategies of the Fund” section of the Fund Summary portion of the Prospectuses, the disclosure included in the first sentence of the second paragraph is deleted in its entirety and replaced with the following:

The Underlying Index’s China components include China A Shares, which are equity securities issued by companies incorporated in mainland China and traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges, and China H Shares, which are equity securities issued by companies incorporated in mainland China and are listed and traded on the Hong Kong Stock Exchange.

•	In the “Principal Risks” section of the Fund Summary portion of the Prospectuses, the following is added immediately before “Investments in Investment Companies Risk”:

H Shares Risk . H Shares are foreign securities and, in addition to the risks described herein, are subject to the risk that the Hong Kong stock market may behave very differently from the mainland Chinese stock market. There may be little to no correlation between the performance of the Hong Kong stock market and the mainland Chinese stock market.

Supplement Closing [Text Block]	ck0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.